Segments - Gross Premiums Written by Major Classes of Business Within Each Underwriting Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross premiums written	$ 3,579.0	$ 3,018.1	$ 2,800.8
Specialty
Segment Reporting Information [Line Items]
Gross premiums written	2,241.3	1,616.2	1,121.0
Specialty | Aviation & Aerospace
Segment Reporting Information [Line Items]
Gross premiums written	371.8	297.3	174.3
Specialty | Energy
Segment Reporting Information [Line Items]
Gross premiums written	172.1	119.5	93.6
Specialty | Marine
Segment Reporting Information [Line Items]
Gross premiums written	673.8	542.2	252.1
Specialty | Property
Segment Reporting Information [Line Items]
Gross premiums written	79.8	21.6	30.5
Specialty | Property D&F
Segment Reporting Information [Line Items]
Gross premiums written	908.3	611.5	543.7
Specialty | Specialty Other
Segment Reporting Information [Line Items]
Gross premiums written	35.5	24.1	26.8
Bespoke
Segment Reporting Information [Line Items]
Gross premiums written	720.4	795.7	595.3
Bespoke | Credit & Political Risk
Segment Reporting Information [Line Items]
Gross premiums written	516.4	330.9	258.2
Bespoke | Other Bespoke
Segment Reporting Information [Line Items]
Gross premiums written	204.0	464.8	337.1
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	617.3	606.2	1,084.5
Reinsurance | Property Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	595.5	557.0	1,004.5
Reinsurance | Retrocession
Segment Reporting Information [Line Items]
Gross premiums written	18.5	32.4	59.5
Reinsurance | Whole Account
Segment Reporting Information [Line Items]
Gross premiums written	$ 3.3	$ 16.8	$ 20.5